CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) [Abstract]
Depreciation and amortization	$ 229,072	$ 230,414	$ 242,050
Non-cash stock-based compensation expense	$ 25,520	$ 19,856	$ 20,759